Nature of Operations (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Aug. 13, 2018
Disclosure of transactions between related parties [line items]
Cash fund, description	The specific terms of any securities to be offered pursuant to the base prospectus are specified in the sales agreement prospectus. The $50,000,000 of ordinary shares that may be offered, issued and sold under the sales agreement prospectus is included in the $200,000,000 of securities that may be offered, issued and sold by us under the base prospectus. The sales under the prospectus will be deemed to be made pursuant to an “at the market offering” as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933 (the Securities Act). Upon termination of the sales agreement, any portion of the $50,000,000 included in the sales agreement prospectus that is not sold pursuant to the sales agreement will be available for sale in other offerings pursuant to the base prospectus, and if no shares are sold under the sales agreement, the full $50,000,000 of securities may be sold in other offerings pursuant to the base prospectus. See Note 2, “Liquidity,” Note 16, “Capital Stock” and Note 25, “Events After the Balance Sheet Date” for a further discussion.
Maximum aggregate offering price	$ 50,000,000
Issuance and sales	$ 200,000,000
SalvaRx Group plc. [Member]
Disclosure of transactions between related parties [line items]
Percentage of acquire		100.00%